Vessels, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at the beginning of the period	$ 2,004,650
Depreciation	100,943	$ 101,645	$ 105,787
Balance at the end of the period	1,688,285	2,004,650
Vessel Cost [Member]
Balance at the beginning of the period	2,950,042	2,953,440	2,960,999
Depreciation	0	0	0
Vessel acquisitions and other vessels costs	2,792	2,758	28,984
Disposals	(12,228)	(6,156)	(36,543)
Transfer to vessels held for sale	(55,043)
Sale and leaseback (Note 11)	(196,676)
Balance at the end of the period	2,688,887	2,950,042	2,953,440
Accumulated Depreciation Vessel [Member]
Balance at the beginning of the period	(945,392)	(854,620)	(773,611)
Depreciation	(90,917)	(93,961)	(99,515)
Vessel acquisitions and other vessels costs	0	0	0
Disposals	4,249	3,189	18,506
Transfer to vessels held for sale	11,944
Sale and leaseback (Note 11)	19,514
Balance at the end of the period	(1,000,602)	(945,392)	(854,620)
Net Book Value Vessel [Member]
Balance at the beginning of the period	2,004,650	2,098,820	2,187,388
Depreciation	(90,917)	(93,961)	(99,515)
Vessel acquisitions and other vessels costs	2,792	2,758	28,984
Disposals	(7,979)	(2,967)	(18,037)
Transfer to vessels held for sale	(43,099)
Sale and leaseback (Note 11)	(177,162)
Balance at the end of the period	$ 1,688,285	$ 2,004,650	$ 2,098,820